Offsets	Aug. 04, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	B&G Foods, Inc.
Form or Filing Type	S-3
File Number	333-266708
Initial Filing Date	May 09, 2023
Fee Offset Claimed	$ 6,263.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,667,154
Termination / Withdrawal Statement	B&G Foods, Inc. previously filed a 424(b)(5) on May 9, 2023 (the "Prior Prospectus Supplement"), for the sale of up to 10,000,000 shares of common stock pursuant to B&G Foods' automatic shelf registration statement on Form S-3 (File No. 333-266708), filed with the Securities and Exchange Commission on August 9, 2022. A registration fee in the amount of $17,081 was previously paid in connection with filing the Prior Prospectus Supplement. 3,667,154 shares of common stock remain unsold, of the 10,000,000 shares of common stock. B&G Foods terminated the offering of unsold securities under the prior Prospectus Supplement. As a result, B&G Foods has $6,263 in unused filing fees associated with the Prior Prospectus Supplement. In accordance with Rule 457(p) under the Securities Act of 1933, as amended, B&G Foods is using the unused filing fees to offset the filing fee payable in connection with this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	B&G Foods, Inc.
Form or Filing Type	S-3
File Number	333-266708
Filing Date	May 09, 2023
Fee Paid with Fee Offset Source	$ 17,081.00